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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21781


                      Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  January 31

Date of reporting period:  April 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Classic Balanced Fund (RIC-US)
          Schedule of Investments  4/30/06 (unaudited)

                                                           Value
          CONVERTIBLE PREFERRED STOCK - 1.2 %
          Automobiles & Components - 1.2 %
          Automobile Manufacturers - 1.2 %
54,235    Ford Capital Trust, 6.5%, 1/15/32               $1,510,445
          Total Automobiles & Components                  $1,510,445
          TOTAL CONVERTIBLE PREFERRED STOCK
          (Cost   $1,680,235)                             $1,510,445

          COMMON STOCKS - 64.0 %
          Energy - 6.3 %
          Integrated Oil & Gas - 4.5 %
52,142    Chevron Corp.                                   $3,181,705
26,883    ConocoPhillips                                   1,798,473
9,096     USX-Marathon Group, Inc.                         721,859
                                                          $5,702,037
          Oil & Gas Drilling - 1.8 %
37,666    GlobalSantaFe Corp.                             $2,305,536
          Total Energy                                    $8,007,573
          Materials - 3.8 %
          Diversified Chemical - 3.8 %
53,190    Dow Chemical Co.                                $2,160,046
39,461    E.I. du Pont de Nemours and Co.                  1,740,230
46,604    Olin Corp.                                       957,712
                                                          $4,857,988
          Total Materials                                 $4,857,988
          Capital Goods - 7.5 %
          Aerospace & Defense - 1.3 %
25,732    United Technologies Corp.                       $1,616,227
          Construction, Farm Machinery & Heavy Trucks - 3.0 %
43,425    Deere & Co.                                     $3,811,846
          Electrical Component & Equipment - 1.7 %
26,595    Emerson Electric Co.                            $2,259,245
          Industrial Conglomerates - 1.5 %
21,846    3M Co.                                          $1,866,304
          Total Capital Goods                             $9,553,622
          Consumer Services - 2.4 %
          Hotels, Resorts & Cruise Lines - 0.5 %
12,819    Carnival Corp.                                  $600,186
          Specialized Consumer Services - 1.9 %
207,381   Servicemaster Co.                               $2,496,867
          Total Consumer Services                         $3,097,053
          Media - 1.5 %
          Movies & Entertainment - 1.5 %
89,833    Regal Entertainment Group  (b)                  $1,888,290
          Total Media                                     $1,888,290
          Retailing - 2.3 %
          Department Stores - 2.3 %
37,265    Federated Department Stores, Inc.               $2,901,080
          Total Retailing                                 $2,901,080
          Food, Beverage & Tobacco - 1.0 %
          Packaged Foods & Meats - 1.0 %
30,964    H.J. Heinz Co., Inc.                            $1,285,315
          Total Food, Beverage & Tobacco                  $1,285,315
          Household & Personal Products - 1.3 %
          Household Products - 1.3 %
27,545    Procter & Gamble Co.                            $1,603,394
          Total Household & Personal Products             $1,603,394
          Pharmaceuticals & Biotechnology - 8.7 %
          Pharmaceuticals - 8.7 %
22,925    Abbott Laboratories                             $979,815
157,304   Bristol-Myers Squibb Co.                         3,992,376
31,344    Eli Lilly & Co.                                  1,658,724
24,695    Johnson & Johnson                                1,447,374
85,484    Merck & Co., Inc.                                2,942,359
                                                          $11,020,648
          Total Pharmaceuticals & Biotechnology           $11,020,648
          Banks - 6.6 %
          Diversified Banks - 3.6 %
114,272   U.S. Bancorp                                    $3,592,712
17,035    Wachovia Corp.                                   1,019,544
                                                          $4,612,256
          Thrifts & Mortgage Finance - 3.0 %
84,170    Washington Mutual, Inc.                         $3,792,700
          Total Banks                                     $8,404,956
          Diversified Financials - 2.7 %
          Diversified Financial Services - 2.6 %
67,508    Bank of America Corp.                           $3,369,999
          Total Diversified Financials                    $3,369,999
          Real Estate - 3.6 %
          Office Real Estate Investment Trusts - 2.2 %
97,252    Brandywine Realty Trust                         $2,753,204
          Residential Real Estate Investment Trusts - 0.8 %
15,063    Camden Property Trust                           $1,035,280
          Retail Real Estate Investment Trusts - 0.2 %
10,125    Mills Corp.                                     $323,089
          Specialized Real Estate Investment Trusts - 0.4 %
10,709    Hospitality Properties Trust                    $461,558
          Total Real Estate                               $4,573,131
          Software & Services - 1.9 %
          Data Processing & Outsourced Services - 1.9 %
53,979    Automatic Data Processing, Inc.                 $2,379,394
          Total Software & Services                       $2,379,394
          Technology Hardware & Equipment - 2.5 %
          Communications Equipment - 2.5 %
138,731   Nokia Corp. (A.D.R.)*                           $3,143,644
          Total Technology Hardware & Equipment           $3,143,644
          Semiconductors - 1.0 %
          Semiconductors - 1.0 %
61,490    Intel Corp.                                     $1,228,570
          Total Semiconductors                            $1,228,570
          Telecommunication Services - 5.4 %
          Integrated Telecommunication Services - 5.4 %
123,827   AT&T Corp.                                      $3,245,506
24,514    BellSouth Corp.                                  828,082
209,570   Citizens Communications Co. (Class B)            2,783,090
                                                          $6,856,678
          Total Telecommunication Services                $6,856,678
          Utilities - 5.5 %
          Electric Utilities - 1.1 %
35,815    Edison International                            $1,447,284
          Gas Utilities - 2.7 %
131,275   Atmos Energy Corp.                              $3,484,039
          Indep Power Producer & Energy Traders - 1.6 %
41,161    TXU Corp.                                       $2,042,820
          Total Utilities                                 $6,974,143
          TOTAL COMMON STOCKS
          (Cost   $73,465,344)                            $81,145,478

          ASSET BACKED SECURITIES - 0.1 %
          Diversified Financials - 0.1 %
          Diversified Financial Services - 0.0 %
95,597    Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A$93,441
          Total Diversified Financials                    $93,441
          TOTAL ASSET BACKED SECURITIES
          (Cost   $94,928)                                $93,441

          COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7 %
          Diversified Financials - 0.1 %
          Diversified Financial Services - 0.0 %
80,000    Global Signal, 7.036%, 2/15/36 (144A)           $80,497
          Total Diversified Financials                    $80,497
          Government - 0.6 %
469,638   Freddie Mac, 6.1%, 9/15/18                      $468,612
341,451   Freddie Mac, 5.5%, 6/15/32                       338,091
                                                          $806,703
          Total Government                                $806,703
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
          (Cost   $894,658)                               $887,200

          CORPORATE BONDS - 11.0 %
          Energy - 0.1 %
          Oil & Gas Exploration & Production - 0.0 %
45,000    Southern Star Central Corp., 6.75%, 3/1/16 (144A$44,888
          Oil & Gas Refining & Marketing - 0.1 %
100,000   Semco Energy, Inc., 7.125%, 5/15/08             $100,931
          Total Energy                                    $145,819
          Capital Goods - 1.9 %
          Aerospace & Defense - 0.6 %
320,000   Honeywell, Inc., 7.0%, 3/15/07                  $323,842
500,000   General Dynamics Corp., 4.5%, 8/15/10            482,218
                                                          $806,060
          Electrical Component & Equipment - 0.0 %
120,000   Orcal Geothermal, 6.21%, 12/30/20 (144A)        $117,497
          Industrial Conglomerates - 1.1 %
1,500,000 GE Electric Co., 5.0%, 2/1/13                   $1,450,224
          Total Capital Goods                             $2,373,781
          Transportation - 1.1 %
          Airlines - 0.8 %
1,000,000 Southwest Airlines Co.                          $940,461
          Railroads - 0.3 %
400,000   Union Pac Corp., 5.75%, 10/15/07                $401,592
          Total Transportation                            $1,342,053
          Automobiles & Components - 0.2 %
          Tires & Rubber - 0.2 %
250,000   Goodyear Tire & Rubber, 8.5%, 3/15/07           $253,438
          Total Automobiles & Components                  $253,438
          Consumer Durables & Apparel - 0.1 %
          Home Furnishings - 0.1 %
135,000   Mohawk Industries, Inc., 6.125%, 1/15/16        $132,619
          Total Consumer Durables & Apparel               $132,619
          Consumer Services - 0.6 %
          Restaurants - 0.6 %
700,000   McDonalds Corp., 5.75%, 3/1/12                  $704,784
          Total Consumer Services                         $704,784
          Media - 0.4 %
          Media - 0.4 %
500,000   Comcast Cable Corp., 6.75%, 1/30/11             $520,184
          Total Media                                     $520,184
          Retailing - 0.6 %
          General Merchandise Stores - 0.4 %
500,000   Target Corp., 5.875%, 3/1/12                    $507,861
          Specialty Stores - 0.2 %
250,000   Tanger Factory Outlet Centers, Inc., 6.15%, 11/1$244,365
          Total Retailing                                 $752,226
          Food, Beverage & Tobacco - 1.0 %
          Packaged Foods & Meats - 0.2 %
300,000   Unilever Capital Corp., 7.125%, 11/1/10         $318,641
          Soft Drinks - 0.8 %
1,000,000 Diageo Plc, 3.5%, 11/19/07                      $972,228
          Total Food, Beverage & Tobacco                  $1,290,869
          Banks - 0.9 %
          Diversified Banks - 0.5 %
135,000   Kazkommerts International BV, 8.0%, 11/3/15     $135,000
475,000   Wachovia Corp., 6.625%, 11/15/2006               477,803
                                                          $612,803
          Regional Banks - 0.3 %
500,000   Branch Banking & Trust Co., 4.875%, 1/15/13     $480,385
          Total Banks                                     $1,093,188
          Diversified Financials - 0.8 %
          Asset Management & Custody Banks - 0.8 %
1,000,000 Northern Trust Co., 7.1%, 8/1/09                $1,054,223
          Total Diversified Financials                    $1,054,223
          Insurance - 1.4 %
          Life & Health Insurance - 0.5 %
500,000   Protective Life, 4.0%, 10/7/09                  $481,201
100,000   Provident Co., Inc., 7.0%, 7/15/18               98,626
                                                          $579,827
          Multi-Line Insurance - 0.1 %
100,000   Hanover Insurance Group, 7.625%, 10/15/25       $99,095
          Property & Casualty Insurance - 0.8 %
1,000,000 Berkshire Hathway, Inc., 3.375%, 10/15/08       $958,163
100,000   Kingsway America, Inc., 7.5%, 2/1/14             99,571
                                                          $1,057,734
          Total Insurance                                 $1,736,656
          Real Estate - 0.3 %
          Real Estate Investment Trust - 0.3 %
400,000   Health Care Real Estate Investment Trust, Inc., $391,273
          Total Real Estate                               $391,273
          Technology Hardware & Equipment - 0.9 %
          Computer Hardware - 0.9 %
1,000,000 International Business Machines, 7.5%, 6/15/13  $1,113,243
          Total Technology Hardware & Equipment           $1,113,243
          Utilities - 0.9 %
          Electric Utilities - 0.5 %
500,000   Alabama Power Co Cal., 3.5%, 11/15/07           $486,476
110,000   Entergy Gulf States, 5.7%, 6/1/15                103,867
                                                          $590,343
          Independent Power Producer & Energy Traders - 0.4 %
500,000   Duke Energy Corp., 6.25%, 1/15/12               $511,490
          Total Utilities                                 $1,101,833
          TOTAL CORPORATE BONDS
          (Cost   $14,420,078)                            $14,006,189

          U.S. GOVERNMENT & AGENCY OBLIGATIONS - 22.3 %
1,000,000 Federal Home Loan Bank, 4.375%, 3/17/10         $970,679
531,014   Federal Home Loan Bank, 5.27%, 12/28/12          525,916
1,365,940 Federal Home Loan Mortgage Corp., 4.5%, 8/1/20   1,301,416
487,562   Federal Home Loan Mortgage Corp., 5.5%, 9/1/17   483,737
1,500,000 Federal Home Loan Mortgage Corp., 6.25%, 3/5/12  1,509,332
500,000   Federal National Mortgage Association, 4.375%,   494,488
584,413   Federal National Mortgage Association, 4.5%, 11/ 556,713
1,500,000 Federal National Mortgage Association, 4.625%, 1,429,710 1,161,196 Federal National Mortgage Association, 5.5%, 11/ 1,153,896
782,602   Federal National Mortgage Association, 5.5%, 11/ 777,602
1,726,840 Federal National Mortgage Association, 5.5%, 10/ 1,677,643 2,472,403 Federal National Mortgage Association, 5.5%, 12/ 2,401,965
457,938   Government National Mortgage Association, 5.5%, 449,814
540,507   Government National Mortgage Association, 6.0%,  542,839
417,259   Government National Mortgage Association, 6.5%, 426,266
386,436   Government National Mortgage Association, 6.5%, 397,987
263,381   Government National Mortgage Association, 6.5%, 271,133
590,005   Government National Mortgage Association, 6.5%, 607,371
262,954   Government National Mortgage Association, 6.5%, 270,784
1,000,000 U.S Treasury Bonds, 4.0%, 6/15/09                974,375
2,500,000 U.S. Treasury Bonds, 4.25%, 11/15/13             2,379,688
4,925,000 U.S. Treasury Bonds, 6.25%, 8/15/23              5,442,893
1,000,000 U.S. Treasury Bonds, 7.25%, 8/15/22              1,210,312
500,000   U.S. Treasury Notes, 5.5%, 8/15/28               512,578
1,300,000 U.S. Treasury Notes, 7.5%, 11/15/16              1,547,304
                                                          $28,316,441
          TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
          (Cost   $28,481,454)                            $28,316,441

          TOTAL INVESTMENT IN SECURITIES - 99.3%
          (Cost   $119,036,697) (a)                       $125,959,194

          OTHER ASSETS AND LIABILITIES -0.7%              $818,276

          TOTAL NET ASSETS - 100.0%                       $126,777,470

*         Non-income producing security.

(A.D.R.)  American Depositary Receipt.

144A      Security is exempt from registration under Rule 144A of the

(a)       At April 30, 2006, the net unrealized gain on investments ba

          Aggregate gross unrealized gain for all investme$8,664,603

          Aggregate gross unrealized loss for all investmen(1,742,106)

          Net unrealized gain                             $6,922,497

(b)       At March 31, 2006, the following security was out on loan:

Shares                        Security                     Value
88,935    Regal Entertainment Group                       $1,947,662


           Pioneer Florida Tax Free Income Fund
           Schedule of Investments  4/30/06 (unaudited)
Principal Amount ($)                                             Value
           MUNICIPAL BONDS - 99.8 %
           Municipal Airport - 5.0 %
1,000,000  Greater Orlando Aviation Authority, 6.375%, 11/1 $    1,003,810
1,000,000  Lee County Florida Airport Revenue, 5.0%, 10/1/33     1,025,660
                                                            $    2,029,470
           Municipal Development - 3.0 %
165,000    Boynton Beach Community Revenue, 5.0%, 10/1/17   $      173,587
1,000,000  Village Center Community Development Florida, 5.0%,   1,023,790
                                                            $    1,197,377
           Municipal Education - 16.0 %
1,000,000  Broward County Florida Education, 5.0%, 4/1/36   $    1,030,750
1,000,000  Broward County Florida School Board, 5.0%, 7/1/30     1,029,600
1,000,000  Florida State Board of Education Lottery, 5.0%, 1/1   1,063,430
1,000,000  Florida State Board of Education Lottery, 5.25%, 7/   1,041,500
500,000    Manatee County Florida School Board, 5.75%, 7/1/09      511,685
1,000,000  Martin County Florida School Board, 5.0%, 7/1/31      1,025,830
750,000    Miami-Dade County Florida School Board, 5.25%, 8/1/     752,918
                                                            $    6,455,713
           Municipal Facilities - 5.4 %
1,095,000  Palm Beach County Florida Criminal Justice Facilities Revenue,
           5.0%, 6/1/12                                     $    1,162,452
1,000,000  Polk County Florida Public Facilities Revenue, 5.0%   1,032,270
                                                            $    2,194,722
           Municipal General - 19.1 %
500,000    Broward County Florida Gas Tax, 5.25%, 9/1/09    $      523,855
1,000,000  Flagler County Florida Capital Improvement Revenue,   1,033,370
1,000,000  Florida State Department Children and Families CTFS   1,028,740
2,000,000  Florida State Division of Finance, 5.0%, 7/1/12       2,046,360
1,000,000  Jacksonville Florida Sales Tax , 5.0%, 10/1/09        1,041,430
1,000,000  Orange County Sales Tax Revenue, 4.8%, 1/1/17         1,008,100
1,000,000  Volusia County Florida Sales Tax Revenue, 5.0%, 10/   1,035,470
                                                            $    7,717,325
           Municipal Government - 2.6 %
1,000,000  Referendum-Department of Transportation - Right of
           Way, 5.0%,  7/1/26                               $    1,043,720

           Municipal Higher Education - 8.5 %
1,060,000  Miami-Dade County Florida Facilities, 5.75%, 4/1 $    1,142,214
1,000,000  University of Central Florida Association Partnersh   1,025,660
1,250,000  University of Central Florida CTFS Partnership, 5.0   1,280,163
                                                            $    3,448,037
           Municipal Medical - 11.6 %
545,000    Altamonte Springs Florida Health, 5.6%, 10/1/10  $      585,973
1,000,000  Brevard County Florida Health, 5.0%, 4/1/34           1,008,450
1,000,000  Highlands County Florida Health Facilities Authority
           Revenue, 5.0%, 11/15/35                               1,003,060
1,000,000  Hillsborough County Florida, 5.25%, 10/1/24           1,035,370
1,025,000  Orange County Health Facilities, 5.0%, 1/1/16         1,082,513
                                                            $    4,715,366
           Municipal Pollution - 5.1 %
1,000,000  Florida Water Pollution, 5.5%, 1/15/14           $    1,074,720
1,000,000  St. Lucie County Florida Pollution Control, Floatin   1,000,000
                                                            $    2,074,720
           Municipal Power - 4.2 %
1,500,000  Key West Florida Utility Board Electric, 6.0%, 1 $    1,688,970
           Municipal Transportation - 9.1 %
1,000,000  Lee County Transportation Facilities Revenue, 5. $    1,025,660
1,500,000  Lee County Transportation Facilities Revenue, 5.5%,   1,625,430
1,000,000  Tampa-Hillsborough County Florida, 5.0%, 7/1/10       1,024,690
                                                            $    3,675,780
           Municipal Utilities - 10.2 %
700,000    Clearwater Florida Municipal Utility, 6.1%, 12/1 $      725,928
1,000,000  Escambia County, 5.0%, 1/1/08                         1,021,200
75,000     Jefferson County Florida Water & Sewer, Prerefunded      78,582
1,675,000  Okeechobee Florida Utility Authority, 5.25%, 10/1/1   1,764,226
500,000    Seminole County Florida Water & Sewer, 5.0%, 10/1/1     529,455
                                                            $    4,119,391
           TOTAL MUNICIPAL BONDS                            $   40,360,591
           (Cost   $39,960,861)
Shares
           MUTUAL FUND - 0.0%
7,881      BlackRock Liquidity Funds MuniFund Portfolio     $        7,881
           TOTAL MUTUAL FUND                                $        7,881
           (Cost   $7,881)
           TOTAL INVESTMENT IN SECURITIES - 99.8%           $   40,368,472
           (Cost   $39,968,742) (a)
           OTHER ASSETS AND LIABILITIES - 0.2%              $
98,291

           TOTAL NET ASSETS - 100.0%                        $   40,466,763


(a) At April 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $39,968,742 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost        $      473,153

           Aggregate gross unrealized loss for all investments in which
           there is Net unrealized gain.                          (73,423)

           Net unrealized gain                              $      399,730


          Pioneer Focused Equity Fund (RIC-US)
          Schedule of Investments  4/30/06 (unaudited)
Shares                                                       Value
          COMMON STOCK - 98.3 %
          Materials - 4.1 %
          Specialty Chemicals - 4.1 %
92,100    International Flavor & Fragrances, Inc.        $ 3,253,893
          Total Materials                                $ 3,253,893

          Capital Goods - 7.2 %
          Electrical Component & Equipment - 4.9 %
173,100   American Power Conversion Corp.                $ 3,849,744
          Industrial Machinery - 2.3 %
53,100    Briggs & Stratton Corp.                        $ 1,791,594
          Total Capital Goods                            $ 5,641,338

          Commercial Services & Supplies - 15.0 %
          Environmental & Facilities Services - 8.1 %
168,460   Waste Management, Inc.                         $ 6,310,512
          Office Services & Supplies - 6.9 %
130,200   Pitney Bowes, Inc. (b)                         $ 5,448,870
          Total Commercial Services & Supplies           $ 11,759,382

          Automobiles & Components - 6.7 %
          Motorcycle Manufacturers - 6.7 %
103,300   Harley-Davidson, Inc. (b)                      $ 5,251,772
          Total Automobiles & Components                 $ 5,251,772

          Consumer Services - 7.8 %
          Restaurants - 7.8 %
177,400   McDonald's Corp.                               $ 6,132,718
          Total Consumer Services                        $ 6,132,718

          Media - 11.8 %
          Movies & Entertainment - 4.9 %
138,500   The Walt Disney Co.                            $ 3,872,460
          Publishing - 6.9 %
58,400    Gannett Co.                                    $ 3,212,000
76,500    Tribune Co.                                      2,205,495
                                                         $ 5,417,495
          Total Media                                    $ 9,289,955

          Retailing - 6.8 %
          Home Improvement Retail - 6.8 %
133,100   Home Depot, Inc.                               $ 5,314,683
          Total Retailing                                $ 5,314,683

          Food & Drug Retailing - 4.8 %
          Food Distributors - 4.8 %
124,800   Sysco Corp.                                    $ 3,730,272
          Total Food & Drug Retailing                    $ 3,730,272

          Food, Beverage & Tobacco - 13.0 %
          Packaged Foods & Meats - 13.0 %
77,000    General Mills, Inc.                            $ 3,799,180
101,900   H.J. Heinz Co., Inc.                             4,229,869
54,178    The J.M. Smucker Co.                             2,127,028
                                                         $ 10,156,077
          Total Food, Beverage & Tobacco                 $ 10,156,077

          Household & Personal Products - 4.0 %
          Household Products - 4.0 %
53,800    Kimberly-Clark Corp.                           $ 3,148,914
          Total Household & Personal Products            $ 3,148,914

          Pharmaceuticals & Biotechnology - 2.5 %
          Pharmaceuticals - 2.5 %
75,920    Pfizer, Inc.                                   $ 1,923,054
          Total Pharmaceuticals & Biotechnology          $ 1,923,054

          Software & Services - 12.0 %
          Data Processing & Outsourced Services - 6.9 %
122,000   Automatic Data Processing, Inc.                $ 5,377,760
          Systems Software - 5.1 %
165,400   Microsoft Corp.                                $ 3,994,410
          Total Software & Services                      $ 9,372,170

          Technology Hardware & Equipment - 2.6 %
          Communications Equipment - 2.6 %
97,300    Cisco Systems, Inc. *                          $ 2,038,435
          Total Technology Hardware & Equipment          $ 2,038,435
          TOTAL COMMON STOCK                             $ 77,012,663
          (Cost   $68,459,858)

          TEMPORARY CASH INVESTMENTS - 7.3%
          Security Lending Collateral - 7.3 %
5,688,671 Securities Lending Investment Fund, 4.75%      $ 5,688,671
          TOTAL TEMPORARY CASH INVESTMENTS               $ 5,688,671
          (Cost   $5,688,671)
          TOTAL INVESTMENT IN SECURITIES - 105.6%        $ 82,701,334
          (Cost   $74,148,529) (a)
          OTHER ASSETS AND LIABILITIES - (5.6)%          $ (4,389,767)

          TOTAL NET ASSETS - 100.0%                      $ 78,311,567

*         Non-income producing security

(a) At April 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $74,148,529 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost      $   12,362,886

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value          (3,810,081)

          Net unrealized gain                            $     8,552,805

(b)       At April 30, 2006, the following security was out on loan:

Shares                       Security                        Value
102,267   Harley-Davidson, Inc.                          $ 5,199,254
6,800     Pitney Bowes, Inc.                                284,580
          Total                                          $ 5,483,834

          Pioneer Government Income Fund (RIC-US)
          Schedule of Investments  4/30/06 (unaudited)
Principal Amount ($)                                            Value
          COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6 %
          Government - 0.6 %
660,564   Federal Home Loan Bank, 4.75%, 10/25/10          $      645,403
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS        $      645,403
          (Cost   $658,500)

          U.S. GOVERNMENT AGENCY OBLIGATIONS - 96.7 %
2,469,658 Federal Government Loan Mortgage Corp., 5.0%, 5/1$    2,403,858
2,240,540 Federal Government Loan Mortgage Corp., 5.0%, 10/1/   2,180,844
4,822,084 Federal Government Loan Mortgage Corp., 5.0%, 1/1/3   4,560,571
3,457,095 Federal Government Loan Mortgage Corp., 5.0%, 2/1/3   3,269,609
249,841   Federal Government Loan Mortgage Corp., 5.5%, 8/1/0     249,496
5,539,497 Federal Government Loan Mortgage Corp., 5.5%, 11/1/   5,390,066
2,639,739 Federal Government Loan Mortgage Corp., 5.5%, 12/1/   2,568,531
3,534,998 Federal Government Loan Mortgage Corp., 5.5%, 1/1/3   3,439,640
294,459   Federal Government Loan Mortgage Corp., 6.0%, 5/1/1     297,670
262,234   Federal Government Loan Mortgage Corp., 6.0%, 6/1/1     265,095
547,998   Federal Government Loan Mortgage Corp., 6.0%, 10/1/     553,986
291,668   Federal Government Loan Mortgage Corp., 6.0%, 8/1/1     293,548
1,772,292 Federal Government Loan Mortgage Corp., 6.0%, 11/1/   1,769,762
117,564   Federal Government Loan Mortgage Corp., 6.5%, 5/1/3     119,954
240,882   Federal Government Loan Mortgage Corp., 7.0%, 6/1/3     247,811
250,000   Federal Home Loan Bank, 4.875%, 11/15/07                248,709
250,000   Federal Home Loan Bank, 5.0%, 10/27/08                  247,544
471,308   Federal National Mortgage Association, 4.5%, 11/1/2     448,970
1,157,920 Federal National Mortgage Association, 5.0%, 8/1/18   1,129,664
856,691   Federal National Mortgage Association, 5.0%, 1/1/20     835,191
4,992,844 Federal National Mortgage Association, 5.0%, 2/1/20   4,867,542
886,579   Federal National Mortgage Association, 5.0%, 1/1/35     840,588
3,108,621 Federal National Mortgage Association, 5.5%, 12/1/3   3,023,891
3,075,936 Federal National Mortgage Association, 5.5%, 1/1/35   2,992,097
8,132,883 Federal National Mortgage Association, 6.0%, 11/1/3   8,104,029
4,989,053 Federal National Mortgage Association, 6.0%, 1/1/35   4,971,352
618,315   Federal National Mortgage Association, 6.5%, 12/1/3     632,067
620,751   Federal National Mortgage Association, 6.5%, 7/1/32     632,988
198,428   Federal National Mortgage Association, 7.5%, 4/1/15     207,531
158,341   Federal National Mortgage Association, 7.5%, 6/1/15     165,604
219,174   Federal National Mortgage Association, 8.0%, 7/1/15     232,688
849,600   Government National Mortgage Association, 5.5%, 10/     835,741
827,653   Government National Mortgage Association, 6.0%, 3/1     832,679
1,038,359 Government National Mortgage Association, 6.0%, 12/   1,045,092
600,472   Government National Mortgage Association, 6.0%, 2/1     603,694
592,386   Government National Mortgage Association, 6.0%, 6/1     595,038
1,000,000 Government National Mortgage Association, 6.0%, 6/1     995,295
141,545   Government National Mortgage Association, 6.5%, 1/1     145,123
155,649   Government National Mortgage Association, 6.5%, 2/1     160,500
137,848   Government National Mortgage Association, 6.5%, 5/1     141,969
702,082   Government National Mortgage Association, 6.5%, 3/1     722,575
448,416   Government National Mortgage Association, 6.75%, 4/     462,033
36,670    Government National Mortgage Association, 7.0%, 8/1      37,682
15,141    Government National Mortgage Association, 7.0%, 12/      15,733
154,544   Government National Mortgage Association, 7.0%, 6/1     160,561
183,757   Government National Mortgage Association, 7.0%, 1/1     190,764
225,307   Government National Mortgage Association, 7.0%, 7/1     233,897
239,359   Government National Mortgage Association, 7.0%, 12/     248,503
85,252    Government National Mortgage Association, 7.5%, 3/1      89,479
124,158   Government National Mortgage Association, 7.5%, 4/1     130,315
51,570    Government National Mortgage Association, 7.5%, 5/1      54,127
175,398   Government National Mortgage Association, 7.5%, 10/     184,096
9,457     Government National Mortgage Association, 7.5%, 6/1       9,931
30,679    Government National Mortgage Association, 7.5%, 7/1      32,235
16,458    Government National Mortgage Association, 7.5%, 8/1      17,293
58,637    Government National Mortgage Association, 7.5%, 9/1      61,612
19,392    Government National Mortgage Association, 7.5%, 12/      20,376
201,999   Government National Mortgage Association, 7.5%, 3/1     212,349
94,531    Government National Mortgage Association, 7.5%, 10/      99,231
208,605   Government National Mortgage Association, 8.0%, 7/1     223,074
13,544    Government National Mortgage Association, 8.5%, 11/      14,616
3,856     Government National Mortgage Association, 8.5%, 8/1       4,167
118       Government National Mortgage Association, 8.5%, 2/1         128
1,604     Government National Mortgage Association, 9.0%, 8/1       1,725
6,024     Government National Mortgage Association, 9.0%, 12/       6,493
22,672    Government National Mortgage Association, 9.0%, 1/1      24,477
4,077     Government National Mortgage Association, 9.0%, 3/1       4,402
4,475     Government National Mortgage Association, 9.0%, 9/1       4,837
2,975     Government National Mortgage Association, 9.0%, 4/1       3,219
3,809     Government National Mortgage Association, 9.0%, 6/1       4,123
3,639     Government National Mortgage Association, 9.0%, 9/1       3,939
2,094     Government National Mortgage Association, 9.5%, 5/1       2,299
5,182     Government National Mortgage Association, 9.5%, 2/1       5,700
16,341    Government National Mortgage Association, 9.5%, 6/1      17,972
6,244     Government National Mortgage Association, 9.5%, 5/1       6,879
22,435    Government National Mortgage Association, 9.5%, 9/1      24,716
12,334    Government National Mortgage Association, 9.5%, 11/      13,588
10,582    Government National Mortgage Association, 9.5%, 8/1      11,675
149,163   Government National Mortgage Association II, 7.0%,      153,459
131,554   Government National Mortgage Association II, 7.0%,      135,173
48,717    Government National Mortgage Association II, 7.0%,       50,068
74,052    Government National Mortgage Association II, 7.5%,       77,102
80,438    Government National Mortgage Association II, 7.5%,       83,751
85,577    Government National Mortgage Association II, 7.5%,       89,101
84,489    Government National Mortgage Association II, 8.0%,       89,892
137,781   Government National Mortgage Association II, 8.0%,      146,592
69,950    Government National Mortgage Association II, 8.0%,       74,423
6,700,000 U.S. Treasury Bonds, 4.25%, 11/15/13                  6,377,563
2,000,000 U.S. Treasury Bonds, 5.25%, 11/15/28                  1,985,938
800,000   U.S. Treasury Bonds, 6.25%, 8/15/23                     884,125
4,034,293 U.S. Treasury Inflation Notes, 1.875%, 7/15/15        3,873,079
500,435   U.S. Treasury Inflation Protected Security, 2.375%,     503,585
1,141,430 U.S. Treasury Inflation Protected Security, 3.5%, 1   1,208,756
2,000,000 U.S. Treasury Notes, 4.0%, 9/30/07                    1,975,468
500,000   U.S. Treasury Notes, 4.0%, 2/15/15                      463,281
5,750,000 U.S. Treasury Notes, 4.25%, 11/15/14                  5,435,320
5,000,000 U.S. Treasury Notes, 4.25%, 8/15/15                   4,701,365
5,000,000 U.S. Treasury Notes, 4.5%, 11/15/15                   4,785,153
1,000,000 U.S. Treasury Notes, 4.5%, 2/15/16                      956,406
500,000   U.S. Treasury Notes, 5.375%, 2/15/31                    507,500
1,000,000 U.S. Treasury Notes, 5.5%, 8/15/28                    1,025,151
          TOTAL U.S GOVERNMENT AGENCY OBLIGATIONS          $  101,489,099
          (Cost   $104,984,022)
          TOTAL INVESTMENT IN SECURITIES - 97.3%           $  102,134,502
          (Cost   $105,642,522) (a)
          OTHER ASSETS AND LIABILITIES - 2.7%              $    2,782,748

          TOTAL NET ASSETS - 100.0%                        $  104,917,250

(a) At April 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $105,642,522 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost        $ 395,180

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value          (3,903,200)

          Net unrealized gain                              $ (3,508,020)


          Pioneer Institutional Money Market Fund
          Schedule of Investments  4/30/06 (unaudited)

Principal Amount ($)                                          Value
          CORPORATE BONDS - 60.6 %
          Capital Goods - 5.4 %
          Construction & Farm Machinery & Heavy Trucks - 1.5 % 2,100,000 Caterpillar Financial Services, Floating Rate Note$2,101,398 4,000,000 PACCAR Financial Corp., Floating Rate Note, 5/17/063,999,915
                                                            $6,101,313
          Industrial Conglomerates - 3.9 %
2,000,000 General Electric Capital Corp., Floating Rate Note$2,000,113 13,000,000General Electric Capital Corp., Floating Rate Note,13,005,353
                                                            $2,000,113
          Total Capital Goods                               $8,101,426

          Commercial Services & Supplies - 0.6 %
          Office Services & Supplies - 0.6 %
2,205,000 Pitney Bowes, Inc., 5.875%, 5/1/06                $2,205,000
          Total Commercial Services & Supplies              $2,205,000

          Automobiles & Components - 4.6 %
          Automobile Manufacturers - 4.6 %
10,000,000Toyota Motor Credit Corp., Floating Rate Note, 6/5$9,999,580 8,000,000 Toyota Motor Credit Corp., Floating Rate Note, 6/238,000,217
                                                            $17,999,797
          Total Automobiles & Components                    $17,999,797

          Food & Drug Retailing - 3.9 %
          Hypermarkets & Supercenters - 3.9 %
15,000,000Wal-Mart Stores, Floating Rate Note, 3/28/07      $14,994,533
          Total Food & Drug Retailing                       $14,994,533

          Pharmaceuticals & Biotechnology - 3.4 %
          Pharmaceuticals - 3.4 %
13,000,000Pfizer Investment Capital, Floating Rate Note, 4/1$13,000,000
          Total Pharmaceuticals & Biotechnology             $13,000,000

          Banks - 11.3 %
          Diversified Banks - 11.3 %
18,000,000BNP Paribas, Floating Rate Note, 12/26/06 (144A)  $18,000,134
8,000,000 Credit Suisse New York, Floating Rate Note, 9/26/067,999,362
1,200,000 Wells Fargo & Co., Floating Rate Note, 6/12/06     1,200,118
6,500,000 Wells Fargo & Co., 3.5%, 9/15/06                   6,503,297
10,000,000Wells Fargo & Co., 5.0%, 3/23/07                   10,009,202
                                                            $43,712,113
          Total Banks                                       $43,712,113

          Diversified Financials - 30.9 %
          Consumer Finance - 9.4 %
8,000,000 American Express, Floating Rate Note, 6/13/06     $8,000,398
14,300,000National Rural Utilities, 6.0%, 5/15/06            14,306,780
1,100,000 SLM Corp., Floating Rate Note, 9/15/06             1,100,897
13,000,000SLM Corp., Floating Rate Note, 4/20/07             13,001,749
                                                            $36,409,824
          Investment Banking & Brokerage - 12.4 %
9,614,000 Lehman Brothers Holdings, 6.25%, 5/15/06          $9,618,711
9,050,000 Lehman Brothers Holdings, Floating Rate Note, 6/2/09,050,546
3,400,000 Merrill Lynch & Co., Floating Rate Note, 6/16/06   3,400,326
7,840,000 Merrill Lynch & Co., Floating Rate Note, 9/18/06   7,846,580
1,500,000 Merrill Lynch & Co., Floating Rate Note, 3/15/07   1,500,257
6,827,000 Morgan Stanley Dean Witter, Floating Rate Note, 1/16,833,868
10,000,000Morgan Stanley, Floating Rate Note, 11/24/06       10,009,521
                                                            $48,259,809
          Diversified Financial Services - 4.9 %
2,774,000 Citicorp, 7.125%, 5/15/06                         $2,776,249
5,000,000 Citigroup Global Markets, Floating Rate Note, 2/23/5,006,833
7,800,000 Citigroup, Inc., Floating Rate Note, 5/19/06       7,800,198
3,500,000 General Electric Capital Corp., Floating Rate Note,3,503,461
                                                            $19,086,741
          Specialized Finance - 4.2 %
5,000,000 CIT Group, Inc., Floating Rate Note, 6/19/06      $5,001,585
8,500,000 CIT Group, Inc., Floating Rate Note, 8/18/06       8,500,280
2,600,000 CIT Group, Inc., Floating Rate Note, 2/15/07       2,604,144
                                                            $16,106,009
          Total Diversified Financials                      $119,862,383

          Insurance - 0.5 %
          Life & Health Insurance - 0.5 %
2,000,000 Met Life Global Funding I, Floating Rate Note, 4/2$2,001,545
          Total Insurance                                   $2,001,545
          TOTAL CORPORATE BONDS                             $221,876,797
          (Cost   $234,882,150)

          U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.5%
20,000,000Federal National Mortgage Association, 4.73%, 5/1/$20,000,000
17,000,000Freddie Mac, Floating Rate Note, 1/26/07           17,000,000
          Total Banks                                       $37,000,000
          TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS          $37,000,000
          (Cost   $37,000,000)

          TEMPORARY CASH INVESTMENTS - 29.6 %
          Commercial Paper - 29.6 %
7,000,000 Abbott Laboratories, 4.77%, 5/3/06 (144A)         $6,998,145
10,000,000AIG Funding, Inc., 4.84%, 6/9/06                   9,947,567
17,500,000Barclays Bank Plc, 4.93%, 5/31/06                  17,500,000
7,000,000 Caterpillar Financial Services, 5.02%, 7/21/06     6,920,935
7,900,000 Gannett Co., Inc., 4.9%, 6/2/06 (144A)             7,865,591
15,000,000Metlife Funding Corp., 4.99%, 7/24/06 (144A)       14,825,350
4,000,000 Paccar Financial Corp., 4.66%, 5/17/06             3,991,716
7,000,000 Paccar Financial Corp., 4.77%, 5/5/06              6,996,290
5,000,000 Prudential Funding LLC, 4.94%, 7/26/06             4,940,994
6,000,000 Prudential Funding, 4.73%, 5/1/06                  6,000,000
5,000,000 Prudential Funding, 4.89%, 5/30/06                 4,980,304
7,000,000 Sigma-Aldrich Corp., 4.65%, 5/5/06 (144A)          6,996,384
1,750,000 Sigma-Aldrich Corp., 4.84%, 5/26/06 (144A)         1,744,118
10,000,000UBS Finance LLC, 4.87%, 6/12/06                    9,943,183
5,000,000 UBS Finance, 4.93%, 6/29/06                        4,959,601
          TOTAL TEMPORARY CASH INVESTMENTS                  $114,610,178
          (Cost   $114,610,178)
          TOTAL INVESTMENT IN SECURITIES - 99.7%            $373,486,975
          (Cost   $386,492,328) (a)
          OTHER ASSETS AND LIABILITIES - 0.3%               $14,070,057

          TOTAL NET ASSETS - 100.0%                         $387,557,032

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2006, the value of these securities amounted to $63,565,676 or 16.4% of total net assets.

(a) At April 30, 2006, the cost for federal income tax purposes was $386,492,328.


         Pioneer International Core Equity Fund
         Schedule of Investments  4/30/06 (unaudited)

Shares                                                   Value
         PREFERRED STOCKS - 1.2 %
         Utilities - 1.2 %
         Multi-Utilities - 1.2 %
79,900   RWE AG *                                       6,221,536
         Total Utilities                                6,221,536
         TOTAL PREFERRED STOCKS
         (Cost   $5,328,693)                            6,221,536

         COMMON STOCKS - 96.0 %
         Energy - 7.9 %
         Integrated Oil & Gas - 6.0 %
62,400   Petrobras Brasileiro (A.D.R.)                  5,546,736
357,303  Repsol SA                                      10,628,501
107,900  Statoil ASA                                    3,539,001
42,000   Total SA *                                     11,604,898
                                                        31,319,136
         Oil & Gas Equipment And Services - 1.5 %
170,600  Saipem S.p.A                                   4,268,718
56,300   Technip *                                      3,502,006
                                                        7,770,724
         Oil & Gas Explration & Production - 0.4 %
3,019,000CNOOC, Ltd.                                    2,433,657
         Total Energy                                   41,523,517
         Materials - 8.7 %
         Construction Materials - 2.1 %
59,427   CRH Plc                                        2,184,821
73,900   Holcim, Ltd. *                                 6,190,055
21,734   Lafarge Br                                     2,671,303
                                                        11,046,179
         Diversified Chemical - 0.2 %
15,600   BASF AG * (b)                                  1,336,543
         Diversified Metals & Mining - 2.7 %
349,900  Broken Hill Proprietary Co., Ltd.              7,971,581
30,600   Freeport-McMoRan Copper & Gold, Inc. (Class B) 1,976,148
73,400   Rio Tinto Plc                                  4,075,105
                                                        14,022,834
         Specialty Chemicals - 0.8 %
72,600   Shin-Etsu Chemical Co., Ltd.                   4,193,840
         Steel - 2.9 %
60,600   Companhia Vale do Rio Doce (A.D.R.)            2,695,488
638,160  Hitachi Metals, Ltd.                           7,120,046
132,600  JFE Holdings, Inc. *                           5,146,049
                                                        14,961,583
         Total Materials                                45,560,979
         Capital Goods - 10.9 %
         Building Products - 1.1 %
77,025   Compagnie de Saint Gobain                      5,772,994
         Construction & Farm Machinery & Heavy Trucks - 2.6 %
180,700  Daewoo Heavy Industries & Machinery, Ltd. *    5,287,048
40,000   Hyundai Heavy Industries *                     3,826,676
201,900  Komatsu, Ltd.                                  4,313,236
                                                        13,426,960
         Electrical Component & Equipment - 0.6 %
27,712   Schneider Electric SA                          3,135,861
         Heavy Electrical Equipment - 1.6 %
929,000  Mitsubishi Electric Corp.                      8,079,020
         Industrial Conglomerates - 1.7 %
322,000  Keppel Corp. *                                 3,120,799
63,300   Siemens                                        5,984,031
                                                        9,104,830
         Industrial Machinery - 2.3 %
239,400  AB SKF *  (b)                                  4,110,141
44,600   Fanuc, Ltd.                                    4,226,106
310,200  Nabtesco Corp.                                 3,920,696
                                                        12,256,943
         Trading Companies & Distributors - 1.0 %
345,700  Sumitomo Corp.                                 5,172,983
         Total Capital Goods                            56,949,591
         Commercial Services & Supplies - 0.5 %
         Office Services & Supplies - 0.5 %
127,700  Buhrmann NV * (b)                              2,474,678
         Total Commercial Services & Supplies           2,474,678
         Transportation - 2.6 %
         Air Freight & Couriers - 1.1 %
14,700   Panalpina Welttransport Holding AG *           1,468,371
116,800  TNT NV                                         4,201,921
                                                        5,670,292
         Railroads - 1.5 %
1,000    East Japan Railway Co.                         7,807,750
         Total Transportation                           13,478,042
         Automobiles & Components - 5.2 %
         Auto Parts & Equipment - 0.9 %
122,600  Denso Corp. *                                  4,810,863
         Automobile Manufacturers - 3.0 %
41,300   Hyundai Motor Co., Ltd. *                      3,629,824
54,000   Hyundai Motor Co., Ltd. (G.D.R.)*              2,375,477
162,058  Toyota Motor Co.                               9,498,161
                                                        15,503,462
         Tires & Rubber - 1.3 %
43,912   Continental AG                                 5,224,520
19,367   Compagnie Generale des Etablissements Michelin 1,395,904
                                                        6,620,424
         Total Automobiles & Components                 26,934,749
         Consumer Durables & Apparel - 2.6 %
         Apparel, Accessories & Luxury Goods - 0.5 %
11,800   Adidas-Salomon AG *                            2,490,018
         Consumer Electronics - 1.3 %
141,300  Sony Corp.                                     6,907,107
         Footwear - 0.3 %
4,000    Puma AG Rudolf Dassler Sport * (b)             1,610,858
         Homebuilding - 0.5 %
113,200  Persimmon Plc                                  2,700,044
         Total Consumer Durables & Apparel              13,708,027
         Consumer Services - 0.8 %
         Casinos & Gaming - 0.3 %
45,600   Opap SA                                        1,681,704
         Hotels, Resorts & Cruise Lines - 0.5 %
48,000   Carnival Corp.                                 2,247,360
         Total Consumer Services                        3,929,064
         Media - 2.5 %
         Broadcasting & Cable TV - 1.7 %
625,987  ITV Plc                                        1,310,394
5,438    Jupiter Telecommunications Co., Ltd. *         3,955,404
27,800   M6 Metropole Television *                       866,605
196,500  Mediaset S.p.A                                 2,485,750
                                                        8,618,153
         Movies & Entertainment - 0.8 %
120,852  Vivendi SA *                                   4,415,002
         Total Media                                    13,033,155
         Retailing - 1.6 %
         Catalog Retail - 0.2 %
62,000   GUS Plc                                        1,170,401
         Department Stores - 1.3 %
39,200   Next Plc                                       1,150,595
379,200  Takashimaya Co., Ltd.  (b)                     5,530,700
                                                        6,681,295
         Specialty Stores - 0.1 %
202,700  HMV Group Plc                                   659,749
         Total Retailing                                8,511,445
         Food & Drug Retailing - 1.9 %
         Drug Retail - 0.3 %
147,527  Boots Group Plc                                1,882,102
         Hypermarkets & Supercenters - 1.6 %
213,000  Aeon Co., Ltd. *                               5,270,300
52,000   Brasil Distr Pao Acu (A.D.R.) *                  52,000
49,600   Carrefour Supermarch *                         2,874,407
                                                        8,196,707
         Total Food & Drug Retailing                    10,078,809
         Food, Beverage & Tobacco - 2.5 %
         Brewers - 0.3 %
77,800   South African Breweries Plc *                  1,637,602
         Distillers & Vintners - 0.2 %
5,300    Pernod Ricard SA                               1,027,274
         Packaged Foods & Meats - 1.2 %
19,300   Nestle SA (Registered Shares) *                5,879,106
         Tobacco - 0.8 %
167,100  British American Tobacco Plc                   4,272,499
         Total Food, Beverage & Tobacco                 12,816,481
         Household & Personal Products - 0.3 %
         Household Products - 0.3 %
46,600   Reckitt Benckiser Plc                          1,695,588
         Total Household & Personal Products            1,695,588
         Health Care Equipment & Services - 0.8 %
         Health Care Equipment - 0.6 %
24,000   Synthes, Inc. *                                2,976,210
         Health Care Services - 0.2 %
11,500   Fresenius Medical Care AG *                    1,379,154
         Total Health Care Equipment & Services         4,355,364
         Pharmaceuticals & Biotechnology - 7.3 %
         Biotechnology - 0.1 %
54,500   Cambridge Antibody Technology Group *           738,042
         Pharmaceuticals - 7.2 %
178,500  Astellas Pharma, Inc.                          7,445,857
151,300  Astrazeneca Plc                                8,344,559
193,500  Daiichi Sankyo Co., Ltd. *                     4,988,767
178      Mayne Pharma, Ltd. *                                400
59,300   Roche Holdings AG                              9,108,400
360,989  Shire PLC *                                    5,675,850
38,600   UCB SA                                         1,986,902
                                                        37,550,735
         Total Pharmaceuticals & Biotechnology          38,288,777
         Banks - 16.1 %
         Diversified Banks - 16.1 %
57,400   Banco Popolare Di Verona *  (b)                1,614,298
703,000  Barclays Plc                                   8,762,301
118,168  BNP Paribas SA                                 11,161,970
110,200  Commonwealth Bank of Australia                 3,939,158
159,900  Depfa Bank Plc *                               3,010,829
461,000  Development Bank of Singapore, Ltd.            5,185,317
47,300   Kookmin Bank (A.D.R.) *                        4,212,065
575      Mitsubishi UFJ Financial Group, Inc.           9,020,459
362,900  Royal Bank of Scotland Group Plc               11,839,012
49,486   Societe Generale                               7,557,433
750      Sumitomo Mitsui Financial Group, Inc. *        8,300,649
478,600  Turkiye Is Bankasi (Isbank) *                  4,031,452
69,300   Uniao de Bancos Brasileiros SA (G.D.R.) (144A) 5,498,955
                                                        84,133,898
         Total Banks                                    84,133,898
         Diversified Financials - 4.9 %
         Asset Management & Custody Banks - 0.8 %
24,100   Julius Baer Holding *                          2,307,311
42,800   Man Group Plc                                  1,957,250
                                                        4,264,561
         Diversified Capital Markets - 3.4 %
192,462  CS Group *                                     12,077,122
49,207   Deutsche Bank AG                               6,036,531
                                                        18,113,653
         Investment Banking & Brokerage - 0.7 %
213,500  Nikko Cordinal Corp. *                         3,500,261
         Total Diversified Financials                   25,878,475
         Insurance - 4.8 %
         Life & Health Insurance - 0.8 %
74,100   China Life Insurance Co.  (A.D.R.) *  (b)      3,995,472
         Multi-Line Insurance - 2.4 %
282,393  Aviva Plc                                      4,132,532
95,323   AXA *                                          3,482,865
5,300    Helvetia Partia Holding *                      1,430,252
15,200   Zurich Financial Services *                    3,692,864
                                                        12,738,513
         Property & Casualty Insurance - 0.9 %
335,000  Mitsui Sumitomo Insurance Co.                  4,576,566
         Reinsurance - 0.7 %
51,136   Swiss Re (b)                                   3,727,888
         Total Insurance                                25,038,439
         Real Estate - 1.5 %
         Real Estate Management & Development - 1.5 %
558,400  Dawnay, Day Treveria Plc *                      820,447
307,700  Mitsui Fudosan Co.                             6,966,298
                                                        7,786,745
         Total Real Estate                              7,786,745
         Software & Services - 0.6 %
         Application Software - 0.5 %
12,900   Sap AG *                                       2,817,899
         IT Consulting & Other Services - 0.1 %
7,600    Atos Origin *                                   569,589
         Total Software & Services                      3,387,488
         Technology Hardware & Equipment - 3.2 %
         Communications Equipment - 1.1 %
1,608,900Ericsson LM Tel Sur B *                        5,711,006
         Electronic Equipment & Instruments - 0.9 %
19,210   Keyence Corp. *                                5,035,498
         Office Electronics - 1.2 %
80,400   Canon, Inc.                                    6,148,008
         Total Technology Hardware & Equipment          16,894,512
         Semiconductors - 1.1 %
         Semiconductor Equipment - 1.0 %
75,200   ASM Lithography Holding NV *                   1,588,568
47,000   Tokyo Electron, Ltd.                           3,379,060
                                                        4,967,628
         Semiconductors - 0.1 %
20,300   Silicon-On-Insulator Technologies (SOITEC) *  ( 662,077
         Total Semiconductors                           5,629,705
         Telecommunication Services - 4.6 %
         Alternative Carriers - 1.2 %
56,100   Fastweb *  (b)                                 2,815,878
460,900  Inmarsat Plc *                                 3,195,474
                                                        6,011,352
         Integrated Telecommunciation Services - 2.8 %
99,200   Brasil Telecom Participacoes SA                4,052,320
163,200  France Telecom SA                              3,799,647
279,800  Telekom Austria AG                             6,862,469
                                                        14,714,436
         Wireless Telecommunication Services - 0.6 %
98,300   Mobile Telesystems (A.D.R.)                    3,210,478
         Total Telecommunication Services               23,936,266
         Utilities - 3.1 %
         Electric Utilities - 1.9 %
79,834   E.On AG *  (b)                                 9,716,092
         Gas Utilities - 1.2 %
1,289,700Tokyo Gas Co., Ltd.                            6,237,656
         Total Utilities                                15,953,748
         TOTAL COMMON STOCKS
         (Cost   $430,066,001)                          501,977,542

         RIGHTS - 0.0 %
         Insurance - 0.0 %
         Reinsurance - 0.0 %
51,136   Swiss Reinsurance Co., Rights Exp. 5/8/06 *
         Total Insurance
         TOTAL RIGHTS
         (Cost   $0)

         TOTAL INVESTMENT IN SECURITIES - 99.3%
         (Cost   $435,394,694) (a)                      508,199,078

         OTHER ASSETS AND LIABILITIES -0.7%             14,773,031

         TOTAL NET ASSETS - 100.0%                      522,972,109

*        Non-income producing security.

(A.D.R.) American Depositary Receipt.

(G.D.R.) Global Depositary Receipt.

(a)      At April 30, 2006, the net unrealized gain on investments bas

         Aggregate gross unrealized gain for all investm75,666,566

         Aggregate gross unrealized loss for all investm(2,862,182)

         Net unrealized gain                            72,804,384

(b)      At April 30, 2006, the following securities were out on loan:

Shares                      Security                     Value
14,800   BASF AG *                                      1,332,740
54,500   Banco Popolare Di Verona *                     1,610,475
126,100  Buhrmann NV *                                  2,515,695
63,139   China Life Insurance Co.  (A.D.R.) *           3,472,645
76,200   E.On AG *                                      9,701,997
53,000   Fastweb *                                      2,840,800
3,800    Puma AG Rudolf Dassler Sport *                 1,637,230
237,000  AB SKF *                                       4,313,112
19,000   Silicon-On-Insulator Technologies (SOITEC) *   663,100
50,500   Swiss Re                                       3,850,625
26,000   Takashimaya Co., Ltd.                          399,100
         Total                                          32,337,519


          Pioneer Treasury Reserve Fund (RIC-US)
          Schedule of Investments  4/30/06 (unaudited)

Principal Amount ($)                                        Value
          U.S. GOVERNMENT AGENCY OBLIGATIONS - 87.4 %
          Government - 87.4 %
15,000,000Federal Home Loan Mortgage Corp., 4.8%, 5/23/0$ 14,956,000
10,000,000U.S. Treasury Bill, 0.0%, 5/18/06                9,978,573
14,000,000U.S. Treasury Bill, 0.0%, 5/25/06               13,957,351
10,000,000U.S. Treasury Bill, 0.0%, 6/22/06                9,933,411
25,000,000U.S. Treasury Notes, 2.25%, 4/30/06             25,000,000
10,000,000U.S. Treasury Notes, 2.5%, 5/31/06               9,982,409
1,000,000 U.S. Treasury Notes, 7.0%, 7/15/06               1,004,268
                                                        $ 84,812,012
          TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS      $ 84,812,012
          (Cost   $84,812,012)

          TEMPORARY CASH INVESTMENTS - 12.5 %
          Repurchase Agreement - 12.5 %
12,100,000UBS Warburg, Inc., 4.6%, dated 4/30/06, repurchase price of $12,100,000 plus accrued interest on 5/1/06 collateralized by $12,442,000 U.S. Treasury Bill, 0.0%, 6/29/$ 12,100,000
          TOTAL TEMPORARY CASH INVESTMENTS              $ 12,100,000
          (Cost   $12,100,000)
          TOTAL INVESTMENT IN SECURITIES - 99.9%        $ 96,912,012
          (Cost   $96,912,012) (a)
          OTHER ASSETS AND LIABILITIES - 0.1%           $    122,542

          TOTAL NET ASSETS - 100.0%                     $ 97,034,554

(a) At April 30, 2006, the cost for federal income tax purposes was $96,912,012.




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust IV

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 30, 2006

* Print the name and title of each signing officer under his or her signature.